SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of interests in subsidiaries
The following provides information about the partnership's wholly-owned subsidiaries as of December 31, 2019 and 2018:

Business type	Name of entity	Country of incorporation	Voting interest (%)		Economic interest (%)
			2019	2018	2019	2018
Business services
Financial advisory services business	BFIN	Canada	100%	100%	100%	100%
Residential real estate services business	Brookfield RPS Limited	Canada	100%	100%	100%	100%
Construction services business	Multiplex	United Kingdom	100%	100%	100%	100%

The following table presents details of non-wholly owned subsidiaries of the partnership:

Business type	Name of entity	Country of incorporation	Voting interest (%)		Economic interest (%)
			2019	2018	2019	2018
Business services
Condominium management services business	Crossbridge Condominium Services Ltd.	Canada	90%	90%	90%	90%
IT storage facilities management business	WatServ	Canada	75%	75%	75%	75%
Fuel marketing business	BG Fuels	Canada	100%	100%	26%	26%
Cold storage logistics	Nova Cold Logistics	Canada	100%	100%	25%	25%
Road fuel distribution business	Greenergy Fuels Holding Limited	United Kingdom	85%	85%	14%	14%
Wireless broadband	Imagine Communications Group Limited	Ireland	55%	55%	31%	31%
Healthcare services	Healthscope Limited	Australia	100%	—%	27%	—%
Heavy equipment and light vehicle fleet management	Ouro Verde Locação e Seviços S.A.	Brazil	100%	—%	35%	—%
Mortgage insurance services	Genworth MI Canada Inc.	Canada	57%	—%	29%	—%
Infrastructure services
Infrastructure services provider to the power generation industry	Westinghouse Electric Company	United States	100%	100%	44%	44%
Services provider to the offshore oil production industry	Teekay Offshore LP	United States	73%	51%	31%	25%
Industrials
Limestone mining operations	Hammerstone Corporation	Canada	100%	100%	39%	39%
Graphite electrode manufacturing business	GrafTech International Ltd.	United States	74%	79%	25%	27%
Water and wastewater services	BRK Ambiental	Brazil	70%	70%	26%	26%
Infrastructure support products manufacturing operation	AP Infrastructure Solutions LP	Canada	100%	100%	25%	25%
Provider of returnable plastic packaging	Schoeller Allibert Group B.V.	Netherlands	52%	52%	14%	14%
Canadian well-servicing operation	CWC Energy Services Corp.	Canada	80%	78%	54%	56%
Canadian energy operation	Ember Resources Inc.	Canada	100%	100%	46%	41%
Automotive batteries	Clarios Global LP	United States	100%	—%	28%	—%
The following tables present the gross assets and liabilities as well as gross amounts of revenue, net income, other comprehensive income and distributions from the partnership’s investments in material non-wholly owned subsidiaries for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31, 2019
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$3,743	$11,388	$4,448	$6,247	$23,773	$200	$35	$111	$(368)	$3,166
Infrastructure services	2,358	8,262	2,289	7,028	4,559	(446)	(138)	(281)	(370)	833
Industrials	4,622	17,864	2,729	15,815	9,644	660	(104)	502	(936)	2,968
Total	$10,723	$37,514	$9,466	$29,090	$37,976	$414	$(207)	$332	$(1,674)	$6,967

	Year Ended December 31, 2018
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$2,413	$1,773	$3,113	$475	$25,785	$(20)	$4	$(20)	$(46)	$424
Infrastructure services	2,889	8,750	2,921	6,208	2,419	282	(121)	170	(16)	1,534
Industrials	1,991	5,656	1,040	4,823	3,894	895	(239)	612	(1,542)	1,425
Total	$7,293	$16,179	$7,074	$11,506	$32,098	$1,157	$(356)	$762	$(1,604)	$3,383

	Year Ended December 31, 2017
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$2,606	$1,744	$2,774	$948	$15,676	$45	$11	$35	$46	$476
Industrials	1,095	5,812	904	2,731	1,913	(4)	41	4	25	2,338
Total	$3,701	$7,556	$3,678	$3,679	$17,589	$41	$52	$39	$71	$2,814
The following table outlines the composition of accumulated non-controlling interests (“NCI”) related to the interest of others presented in the partnership’s consolidated statements of financial position:

(US$ MILLIONS)	2019	2018
NCI related to material non-wholly owned subsidiaries
Business services	$3,166	$424
Infrastructure services	833	1,534
Industrials	2,968	1,425
Total NCI in material non-wholly owned subsidiaries	$6,967	$3,383
Total individually immaterial NCI balances	294	148
Total NCI	$7,261	$3,531

Disclosure of detailed information about property, plant and equipment
Depreciation of an asset commences when it is available for use. PP&E is depreciated for each component of the asset classes as follows:

Buildings	Up to 50 years
Leasehold improvements	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 20 years
Vessels	Up to 35 years
Oil and gas related equipment	Units of production

(US$ MILLIONS)	Land	Building	Machinery and equipment	Mineral property assets and oil and gas properties	Vessels	Others	Right-of-use assets	Total assets
Gross Carrying Amount
Balance at January 1, 2018	$103	$397	$1,310	$1,516	$—	$99	$—	$3,425
Additions (cash and non-cash)	1	37	301	64	86	11	—	500
Dispositions	(3)	(5)	(95)	(2)	(19)	(7)	—	(131)
Acquisitions through business combinations (1)	44	262	801	—	3,738	68	—	4,913
Transfers and assets reclassified as held for sale (2)	(12)	(2)	(13)	1	(13)	1	—	(38)
Foreign currency translation	(6)	(40)	(81)	(119)	—	(8)	—	(254)
Balance at December 31, 2018	$127	$649	$2,223	$1,460	$3,792	$164	$—	$8,415
Additions (cash and non-cash)	1	346	582	88	210	69	233	1,529
Dispositions	(1)	(78)	(266)	(345)	—	(23)	(59)	(772)
Acquisitions through business combinations (1)	523	2,886	2,677	—	—	263	228	6,577
Transfers and assets reclassified as held for sale (2)	(22)	(107)	(178)	—	(31)	(54)	60	(332)
Changes in accounting policy	—	—	—	—	—	—	978	978
Foreign currency translation	5	12	(3)	69	(1)	2	23	107
Balances at December 31, 2019	$633	$3,708	$5,035	$1,272	$3,970	$421	$1,463	$16,502
Accumulated Depreciation and Impairment
Balance at January 1, 2018	$—	$(44)	$(364)	$(450)	$—	$(37)	—	(895)
Depreciation/depletion/impairment expense	—	(28)	(192)	(306)	(182)	(12)	—	(720)
Dispositions	—	1	55	—	3	3	—	62
Transfers and assets reclassified as held for sale (2)	—	1	2	—	—	(1)	—	2
Foreign currency translation	—	5	23	50	—	5	—	83
Balances at December 31, 2018 (3) (4)	$—	$(65)	$(476)	$(706)	$(179)	$(42)	$—	$(1,468)
Depreciation/depletion/impairment expense	—	(80)	(485)	(61)	(530)	(48)	(203)	(1,407)
Dispositions	—	21	123	81	—	14	24	263
Transfers and assets reclassified as held for sale (2)	—	17	53	—	3	4	(15)	62
Foreign currency translation	—	1	(24)	(36)	1	1	(3)	(60)
Balances at December 31, 2019 (3) (4)	$—	$(106)	$(809)	$(722)	$(705)	$(71)	$(197)	$(2,610)
Net book value
December 31, 2018	$127	$584	$1,747	$754	$3,613	$122	$—	$6,947
December 31, 2019	$633	$3,602	$4,226	$550	$3,265	$350	$1,266	$13,892
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(1)	See Note 3 for additional information.

(2)	Includes assets that were reclassified as held for sale and subsequently disposed. See Note 8 and Note 9 for additional information.

(3)
Includes accumulated impairment losses of $14 million (2018: $5 million) for machinery and equipment, $271 million (2018: $258 million) for oil and gas properties and $184 million (2018: $nil) for vessels.

(4)	As at December 31, 2019 a total of $48 million (2018: $331 million) of future development costs were included in the depletion calculation.
The right-of-use assets and assets subject to operating leases in which the partnership is a lessor by class of underlying asset as at December 31, 2019 and the depreciation expense of right-of-use assets by class of underlying asset for the year ended December 31, 2019 are outlined below:

(US$ MILLIONS)	Land	Building	Machinery and equipment	Mineral property assets and oil and gas properties	Vessels	Others	Total
Lessee
Right-of-use asset	8	632	552	—	53	21	$1,266
Depreciation expense	(1)	(88)	(91)	—	(11)	(12)	$(203)
Lessor
Assets subject to operating leases	—	—	313	—	2,494	—	$2,807

Disclosure of detailed information about intangible asset amortization periods
Definite life intangible assets are amortized on a straight line basis over the following periods:

Water and sewage concession rights	Up to 40 years
Brand names	Up to 20 years
Computer software	Up to 10 years
Customer relationships	Up to 30 years
Value of insurance contracts acquired	Up to 15 years
Patents and trademarks	Up to 40 years
Proprietary technology	Up to 20 years
Product development costs	Up to 5 years
Distribution networks	Up to 25 years
Loyalty program	Up to 15 years

Explanation of measurement bases used in preparing financial statements
The table below summarizes the partnership’s classification and measurement of financial assets and liabilities, under IFRS 9:

	IFRS 9 Measurement Category	Statement of Financial Position Account
Financial assets
Cash and cash equivalents	Amortized cost	Cash and cash equivalents
Accounts receivable	Amortized cost / FVTPL	Accounts and other receivable, net
Restricted cash	Amortized cost	Financial assets
Equity securities	FVTPL / FVOCI	Financial assets
Debt securities	FVTPL / FVOCI / Amortized cost	Financial assets
Derivative assets	FVTPL (1)	Financial assets
Other financial assets	Amortized cost / FVTPL / FVOCI	Financial assets
Financial liabilities
Borrowings	Amortized cost	Borrowings
Accounts payable and other	Amortized cost	Accounts payable and other
Derivative liabilities	FVTPL (1)	Accounts payable and other
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(1)	Derivatives are classified and measured at FVTPL except those designated in hedging relationships.